Schedule of Consolidated Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Consolidated net income (loss)	$ (107,824)	$ (302,233)	$ (92,172)	$ 20,007	$ (209,119)	$ (196,782)	$ (38,584)	$ (27,709)	$ (148,115)	$ (711,993)	$ (281,284)	$ (583,517)	$ (411,190)	$ (268,029)
Reconciling items:
Depreciation and amortization	175,865	191,582	177,330	179,734	182,182	189,730	182,350	181,839	175,366	524,798	539,246	730,828	729,285	763,306
Impairment charges	35	16,970	0	0	0	37,651	0	0	0	4,937	0	16,970	37,651	7,614
Deferred taxes	12,687		(71,714)							44,866	(195,356)	(158,170)	(304,611)	(143,944)
Provision for doubtful accounts										12,149	13,710	20,243	11,715	13,723
Amortization of deferred financing charges and note discounts, net										74,106	93,258	124,342	164,097	188,034
Share-based compensation	2,246		2,754							8,064	14,093	16,715	28,540	20,667
(Gain) loss on disposal of operating assets										(45,709)	(9,694)	(22,998)	(48,127)	(12,682)
(Gain) loss on marketable securities										0	(130,929)	(130,879)	4,580	4,827
Equity in (earnings) loss of non consolidated affiliates	(3,955)	91,291	(3,983)	(5,971)	(3,641)	(6,643)	(3,663)	(4,696)	(3,555)	9,388	(13,595)	77,696	(18,557)	(26,958)
(Gain) loss on extinguishment of debt	4,840	83,980	0	0	3,888	239,556	0	0	15,167	56,259	3,888	87,868	254,723	1,447
Other reconciling items, net										(16,291)	18,591	19,904	14,234	17,023
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable										1,511	3,705	(29,605)	(34,238)	(7,835)
Decrease in deferred income										41,247	28,176	7,508	33,482	(10,776)
Decrease in accrued expenses										10,120	(15,314)	26,105	34,874	(127,242)
Increase (decrease) in accounts payable										1,419	(12,128)	(2,620)	13,863	6,236
Increase (decrease) in accrued interest										(7,890)	(46,716)	16,014	20,223	39,170
Changes in other operating assets and liabilities										(35,441)	(10,808)	(3,532)	(45,412)	(89,720)
Net cash provided by (used for) operating activities										(28,460)	(1,157)	212,872	485,132	374,861
Cash flows from investing activities:
Purchases of property, plant and equipment	(53,587)		(64,580)							(195,008)	(197,260)	(324,526)	(390,280)	(362,281)
Acquisition of operating assets										(3,279)	(2,587)	(21,532)	(14,826)	(20,995)
Proceeds from sale of other investments										(8,520)	0	135,571
Proceeds from sale of investment securities										236,644	135,571	135,571	0	6,894
Purchases of businesses												(97)	(50,116)	(46,356)
Proceeds from disposal of assets										10,367	39,797	81,598	59,665	54,270
Change in other, net										(3,603)	(3,507)	(4,379)	(1,464)	382
Net cash provided by (used for) investing activities										36,601	(27,986)	(133,365)	(397,021)	(368,086)
Cash flows from financing activities:
Draws on credit facilities										65,820	272,252	272,252	604,563	55,000
Payments on credit facilities										(315,032)	(23,844)	(27,315)	(1,931,419)	(960,332)
Proceeds from long-term debt										2,062,475	575,051	575,000	4,917,643	1,731,266
Payments on long-term debt										(1,944,564)	(1,223,336)	(1,248,860)	(3,346,906)	(1,398,299)
Repurchases of long-term debt												0	0	(55,250)
Payments to repurchase noncontrolling interests										0	(61,143)	(61,143)	(7,040)	(4,682)
Dividends and other payments to noncontrolling interests										(32,581)	(13,862)	(91,887)	(251,665)	(3,571)
Deferred financing charges										(25,933)	(10,222)	(18,390)	(83,617)	(46,659)
Change in other, net										455	2,003	4,461	3,092	(15,589)
Net cash provided by (used for) financing activities										(189,360)	(483,101)	(595,882)	(95,349)	(698,116)
Effect of exchange rate changes on cash										(4,576)	(1,714)	(484)	3,566	(903)
Net decrease in cash and cash equivalents										(185,795)	(513,958)	(516,859)	(3,672)	(692,244)
Cash and cash equivalents at beginning of period		711,052			1,225,010				1,228,682	708,151	1,225,010	1,225,010	1,228,682	1,920,926
Cash and cash equivalents at end of period	522,356	708,151	711,052			1,225,010				522,356	711,052	708,151	1,225,010	1,228,682
Consolidating Adjustments [Member]
Reconciling items:
Equity in (earnings) loss of non consolidated affiliates														(26,958)
Parent Company [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(112,851)		(94,169)							(642,984)	(225,437)	(501,897)	(336,674)	(230,822)
Reconciling items:
Equity in (earnings) loss of non consolidated affiliates	112,851		94,169							642,984	225,437	501,897	336,674	230,822
Cash flows from investing activities:
Dividends from subsidiaries										864	(393)
Change in other, net												(270)
Net cash provided by (used for) investing activities										864	(393)	(270)
Cash flows from financing activities:
Change in other, net										(864)	393	270
Net cash provided by (used for) financing activities										(864)	393	270
Parent Company [Member] | Consolidating Adjustments [Member]
Reconciling items:
Equity in (earnings) loss of non consolidated affiliates														230,822
Subsidiary Issuer [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(112,851)		(94,169)							(642,984)	(225,437)	(501,897)	(336,674)	(230,822)
Reconciling items:
Deferred taxes										99,084	(67,214)	(96,806)	(164,449)	(250,572)
Amortization of deferred financing charges and note discounts, net										78,315	106,150	141,886	196,549	222,908
(Gain) loss on marketable securities													1
Equity in (earnings) loss of non consolidated affiliates	(155,113)		(130,633)							(256,622)	(430,607)	(439,900)	(492,819)	(629,915)
(Gain) loss on extinguishment of debt	4,839									(127,703)	3,888	87,868	33,652	5,721
Other reconciling items, net											1	1
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in accrued expenses										23,216	(37,640)
Increase (decrease) in accrued interest										(20,928)	(68,401)	11,714	21,731	16,866
Changes in other operating assets and liabilities										(3,582)	(14,407)	(35,373)	(60,782)	22,480
Net cash provided by (used for) operating activities										(851,204)	(733,667)	(832,507)	(802,791)	(843,334)
Cash flows from investing activities:
Dividends from subsidiaries											329,867	329,867	1,925,661	250
Change in other, net														(250)
Net cash provided by (used for) investing activities											329,867	329,867	1,925,661
Cash flows from financing activities:
Draws on credit facilities										65,000	269,500	269,500	602,500	55,000
Payments on credit facilities										(312,000)	(22,500)	(22,500)	(1,928,051)	(956,181)
Intercompany funding										1,085,584	1,028,726	1,160,225	914,258	1,494,919
Proceeds from long-term debt										2,080,450	575,000	575,000
Payments on long-term debt										(2,042,256)	(1,437,435)	(1,461,811)	(695,342)	(1,428,051)
Dividends and other payments to noncontrolling interests										(864)
Deferred financing charges										(24,711)	(9,885)	(18,046)	(13,629)	(46,697)
Change in other, net											393	270	(2,596)	(306)
Net cash provided by (used for) financing activities										851,203	403,799	502,638	(1,122,860)	843,334
Net decrease in cash and cash equivalents										(1)	(1)	(2)	10
Cash and cash equivalents at beginning of period					11				1	9	11	11	1	1
Cash and cash equivalents at end of period	8	9	10			11				8	10	9	11	1
Subsidiary Issuer [Member] | Consolidating Adjustments [Member]
Reconciling items:
Equity in (earnings) loss of non consolidated affiliates														(629,915)
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)	153,658		111,792							252,230	371,376	359,403	370,016	537,331
Reconciling items:
Depreciation and amortization	75,112		78,627							225,888	241,904	326,185	328,633	327,240
Impairment charges	35									4,937		3,820
Deferred taxes										(44,703)	(94,804)	3,870	20,143	109,795
Provision for doubtful accounts										6,659	10,172	15,052	4,459	7,604
Amortization of deferred financing charges and note discounts, net											(3,622)	(3,621)	(7,534)	(6,144)
Share-based compensation										2,352	8,446	8,990	17,951	9,754
(Gain) loss on disposal of operating assets										(38,184)	2,710	(11)	2,825	(4,091)
(Gain) loss on marketable securities											(170,182)	(170,133)	2,001
Equity in (earnings) loss of non consolidated affiliates	(822)		(7,210)							(17,764)	51,315	94,224	174,774	(54,407)
(Gain) loss on extinguishment of debt										181,080				1
Other reconciling items, net										100	(152)	(111)	(7,707)	1,083
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable										8,753	(45,500)	(72,752)	12,256	(13,090)
Decrease in deferred income										20,980	6,469	6,953	9,521	(427)
Decrease in accrued expenses										17,856	50,331	8,072	9,432	(97,655)
Increase (decrease) in accounts payable										10,629	9,921	7,853	11,312	(6,419)
Increase (decrease) in accrued interest										(241)	37,546	321		20,813
Changes in other operating assets and liabilities										(7,793)	(33,450)	40,257	(16,167)	(121,109)
Net cash provided by (used for) operating activities										622,779	442,480	628,372	931,915	710,359
Cash flows from investing activities:
Purchases of property, plant and equipment										(59,419)	(82,677)	(118,024)	(114,023)	(69,650)
Acquisition of operating assets										(2,712)	(1,745)	(11,049)	9,107	(6,201)
Proceeds from sale of other investments										(8,437)		75
Proceeds from sale of investment securities											75			(700)
Purchases of businesses												(97)	(45,395)	(207)
Proceeds from disposal of assets										(1,458)	22,318	39,464	3,223	41,387
Investments in subsidiaries										(125,000)
Dividends from subsidiaries										363,329		200,785	1,916,209
Change in other, net										(1,071)	(1,236)	(1,236)	2,700	69
Net cash provided by (used for) investing activities										165,232	(63,265)	109,918	1,916,209	(35,302)
Cash flows from financing activities:
Intercompany funding										(902,889)	(549,015)	(805,529)	(896,192)	(1,414,366)
Payments on long-term debt													(927)	(22,155)
Dividends and other payments to noncontrolling interests											(84,377)
Dividends paid												(84,377)	(1,916,207)
Deferred financing charges														38
Change in other, net														1,032
Net cash provided by (used for) financing activities										(902,889)	(633,392)	(889,906)	(2,813,326)	(1,433,847)
Net decrease in cash and cash equivalents										(114,878)	(254,177)	(151,616)	(127,804)	(758,790)
Cash and cash equivalents at beginning of period					333,768				461,572	182,152	333,768	333,768	461,572	1,220,362
Cash and cash equivalents at end of period	67,274	182,152	79,591			333,768				67,274	79,591	182,152	333,768	461,572
Guarantor Subsidiaries [Member] | Consolidating Adjustments [Member]
Reconciling items:
Equity in (earnings) loss of non consolidated affiliates														54,407
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)	9,528		35,781							36,360	24,571	9,925	(37,775)	181,085
Reconciling items:
Depreciation and amortization	100,753		98,703							298,910	297,342	404,643	400,652	436,066
Impairment charges												13,150	37,651	7,614
Deferred taxes										(9,515)	(33,338)	(65,234)	(160,305)	(3,167)
Provision for doubtful accounts										5,490	3,538	5,191	7,256	6,119
Amortization of deferred financing charges and note discounts, net										(19,497)	(42,254)	(55,452)	(103,271)	(104,277)
Share-based compensation										5,712	5,647	7,725	10,589	10,913
(Gain) loss on disposal of operating assets										(7,525)	(12,404)	(22,987)	(50,952)	(8,591)
(Gain) loss on marketable securities										(62,895)	18	18	2,578	4,827
Equity in (earnings) loss of non consolidated affiliates	(4,178)		(4,030)							8,863	(13,878)	77,410	(19,464)	(26,987)
(Gain) loss on extinguishment of debt													221,071
Other reconciling items, net										(16,391)	18,742	20,014	21,941	15,940
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable										(7,242)	49,205	43,147	(46,494)	5,255
Decrease in deferred income										20,267	21,707	555	23,961	(10,349)
Decrease in accrued expenses										(30,952)	(28,005)	18,033	25,442	(29,587)
Increase (decrease) in accounts payable										(9,210)	(22,049)	(10,473)	2,551	12,655
Increase (decrease) in accrued interest										(717)	2,981	4,087	(2,377)	1,127
Changes in other operating assets and liabilities										(13,014)	18,207	(8,524)	32,406	9,193
Net cash provided by (used for) operating activities										198,644	290,030	441,228	365,460	507,836
Cash flows from investing activities:
Purchases of property, plant and equipment										(135,589)	(114,583)	(206,502)	(276,257)	(292,631)
Acquisition of operating assets										(567)	(842)	(10,483)	(5,719)	(14,794)
Proceeds from sale of other investments										(291,121)		355,073
Proceeds from sale of investment securities										609,161	355,073		50,149	174,616
Purchases of businesses													(4,721)	(46,149)
Proceeds from disposal of assets										11,825	17,479	42,134	56,442	12,883
Investments in subsidiaries														(55,250)
Change in other, net										(2,532)	(2,271)	(3,143)	(4,857)	(16,761)
Net cash provided by (used for) investing activities										191,177	254,856	177,079		(238,086)
Cash flows from financing activities:
Draws on credit facilities										820	2,752	2,752	2,063
Payments on credit facilities										(3,032)	(1,344)	(4,815)	(3,368)	(4,151)
Intercompany funding										(182,695)	(479,711)	(378,917)	(18,066)	(80,553)
Proceeds from long-term debt											51		4,917,643
Payments on long-term debt										(35)	(5,478)	(6,626)	(2,700,786)	(115,115)
Investments from Parent										125,000
Payments to repurchase noncontrolling interests											(61,143)	(61,143)	(7,040)	(4,682)
Dividends and other payments to noncontrolling interests										(397,534)	(259,352)	(91,887)	(251,665)	(3,571)
Dividends paid												(446,275)	(1,935,115)	(250)
Deferred financing charges										(4)	(337)	(344)	(69,988)
Change in other, net										1,319	1,610	4,191	6,381	1,009
Net cash provided by (used for) financing activities										(456,161)	(802,952)	(983,064)	(59,941)	(202,301)
Effect of exchange rate changes on cash										(4,576)	(1,714)	(484)	3,566	(903)
Net decrease in cash and cash equivalents										(70,916)	(259,780)	(365,241)	124,122	66,546
Cash and cash equivalents at beginning of period					891,231				767,109	525,990	891,231	891,231	767,109	700,563
Cash and cash equivalents at end of period	455,074	525,990	631,451			891,231				455,074	631,451	525,990	891,231	767,109
Non-Guarantor Subsidiaries [Member] | Consolidating Adjustments [Member]
Reconciling items:
Equity in (earnings) loss of non consolidated affiliates														(26,987)
Eliminations [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(45,308)		(51,407)							285,385	(226,357)	50,949	(70,083)	(524,801)
Reconciling items:
Amortization of deferred financing charges and note discounts, net										15,288	32,984	41,529	78,253	75,547
(Gain) loss on marketable securities										62,895	39,235	39,236
Equity in (earnings) loss of non consolidated affiliates	43,307		43,721							(368,073)	154,138	(155,935)	(17,722)	453,529
(Gain) loss on extinguishment of debt	1									2,882				(4,275)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase (decrease) in accrued interest										13,996	(18,842)	(108)	869	364
Changes in other operating assets and liabilities										(11,052)	18,842	108	(869)	(364)
Net cash provided by (used for) operating activities										1,321		(24,221)	(9,452)
Cash flows from investing activities:
Proceeds from sale of other investments										291,038		(219,577)
Proceeds from sale of investment securities										(372,517)	(219,577)		(50,419)	(167,022)
Investments in subsidiaries										125,000				55,250
Dividends from subsidiaries										(364,193)	(329,474)	(530,652)	(3,841,870)	(250)
Change in other, net												270	693	17,324
Net cash provided by (used for) investing activities										(320,672)	(549,051)	(749,959)	(3,841,870)	(94,698)
Cash flows from financing activities:
Intercompany funding												24,221
Proceeds from long-term debt										(17,975)
Payments on long-term debt										97,727	219,577	219,577	50,149	167,022
Investments from Parent										(125,000)
Repurchases of long-term debt														(55,250)
Dividends and other payments to noncontrolling interests										365,817	329,867
Dividends paid												530,652	3,851,622	250
Deferred financing charges										(1,218)
Change in other, net											(393)	(270)	(693)	(17,324)
Net cash provided by (used for) financing activities										319,351	549,051	774,180	3,900,778	94,698
Eliminations [Member] | Consolidating Adjustments [Member]
Reconciling items:
Equity in (earnings) loss of non consolidated affiliates														$ (453,529)